Commitments and Contingencies- Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Jun. 30, 2015
Commitments and Contingencies [Line Items]
Letters of credit outstanding	$ 1.0	$ 0.7
Cash deposits	0.9	$ 0.9
Surety bonds	$ 104.8